Operating Segments: Schedule of Segment Reporting Information, by Segment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated revenues (segments)	$ 10,305,736	$ 8,466,965	$ 4,914,118
Consolidated cost of sales (segments)	7,166,464	5,609,836	2,559,545
Consolidated operating expenses (segments)	28,497,962	14,167,889	15,504,604
Consolidated other income (expense), segments	81,537	1,670,182	(850,317)
Consolidated net income (loss), segments	(25,277,153)	(9,640,578)	(14,000,348)
Consolidated assets (segments)	86,430,766	14,946,946	14,082,785
Energy Efficiency
Segment revenues	3,366,037	3,444,821	3,861,534
Segment cost of sales	1,537,749	2,153,694	1,593,299
Segment operating expenses	2,782,819	2,322,778	2,837,083
Segment other income (expense)	(29,191)	(34,023)	(39,519)
Segment net income (loss)	(983,722)	(1,065,674)	(608,367)
Segment total assets	915,612	865,746	1,281,437
Construction and Maintenance
Segment revenues	6,656,828	5,022,144	1,052,584
Segment cost of sales	5,534,754	3,456,142	966,246
Segment operating expenses	3,052,414	2,531,521	1,022,834
Segment other income (expense)	(1,697)	12,466	(7,589)
Segment net income (loss)	(1,932,037)	(953,053)	(944,085)
Segment total assets	6,610,949	3,713,170	1,518,422
Corporate Segment
Segment revenues	282,871
Segment cost of sales	93,961
Segment operating expenses	22,662,729	9,313,590	11,644,687
Segment other income (expense)	112,425	1,691,739	(803,209)
Segment net income (loss)	(22,361,394)	(7,621,851)	(12,447,896)
Segment total assets	$ 78,904,205	$ 10,368,030	$ 11,282,926